Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000087861 | Wheaton Precious Metals8908174
Holdings [Line Items]
Percent of Total Investments	23.00%
C000087861 | Pan American Silver8908168
Holdings [Line Items]
Percent of Total Investments	11.10%
C000087861 | Coeur Mining8908151
Holdings [Line Items]
Percent of Total Investments	9.40%
C000087861 | Industrias Penoles8908262
Holdings [Line Items]
Percent of Total Investments	5.10%
C000087861 | Fresnillo8908254
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087861 | Hecla Mining8908160
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087861 | First Majestic Silver8908217
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087861 | OR Royalties8908234
Holdings [Line Items]
Percent of Total Investments	4.50%
C000087861 | SSR Mining8908171
Holdings [Line Items]
Percent of Total Investments	4.50%
C000087861 | Korea Zinc8908260
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087861 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087861 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087861 | Morocco
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087861 | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087861 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087861 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087861 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087861 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000087861 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000087861 | Canada
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000087858 | Southern Copper8908232
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087858 | Lundin Mining8908272
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087858 | Boliden8908347
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087858 | Glencore PLC8908307
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087858 | Antofagasta PLC8908295
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087858 | KGHM Polska Miedz8908341
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087858 | Freeport-McMoRan8908226
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087858 | BHP Group8908238
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087858 | Teck Resources8908288
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087858 | Zijin Mining Group8908329
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087858 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087858 | Australia
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000087858 | China
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000087858 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087858 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087858 | Canada
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000087858 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087858 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087858 | Congo, the Democratic Republic of
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087858 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087858 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087858 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087858 | Chile
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000093019 | Hecla Mining8908273
Holdings [Line Items]
Percent of Total Investments	5.10%
C000093019 | Equinox Gold8908349
Holdings [Line Items]
Percent of Total Investments	4.00%
C000093019 | Alamos Gold8908325
Holdings [Line Items]
Percent of Total Investments	4.00%
C000093019 | New Gold8908364
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093019 | Lundin Gold8908358
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093019 | Eldorado Gold8908343
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093019 | OceanaGold8908367
Holdings [Line Items]
Percent of Total Investments	3.60%
C000093019 | Coeur Mining8908271
Holdings [Line Items]
Percent of Total Investments	3.60%
C000093019 | Bumi Resources Minerals8908407
Holdings [Line Items]
Percent of Total Investments	3.60%
C000093019 | DPM Metals8908340
Holdings [Line Items]
Percent of Total Investments	3.30%
C000093019 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093019 | Australia
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000093019 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093019 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000093019 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000093019 | Canada
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000093019 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093019 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093019 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093019 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000090393 | Cameco8908476
Holdings [Line Items]
Percent of Total Investments	21.40%
C000090393 | Oklo8908428
Holdings [Line Items]
Percent of Total Investments	14.20%
C000090393 | Uranium Energy8908434
Holdings [Line Items]
Percent of Total Investments	6.10%
C000090393 | Centrus Energy8908419
Holdings [Line Items]
Percent of Total Investments	5.20%
C000090393 | Sprott Physical Uranium Trust8908437
Holdings [Line Items]
Percent of Total Investments	5.20%
C000090393 | NuScale Power8908426
Holdings [Line Items]
Percent of Total Investments	4.90%
C000090393 | NexGen Energy8908506
Holdings [Line Items]
Percent of Total Investments	4.60%
C000090393 | Energy Fuels8908487
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090393 | NAC Kazatomprom JSC8908518
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090393 | Denison Mines8908481
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090393 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000090393 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000090393 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000090393 | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000090393 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000090393 | United States
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000090393 | Canada
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000090393 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000090393 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000090393 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000090393 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.50%